Schedule of Investments (unaudited)	iShares® MSCI EAFE Growth ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 7.4%
Afterpay Ltd.(a)	309,652	$28,685,969
Ampol Ltd.	338,617	7,832,639
APA Group	1,074,647	6,667,806
Aristocrat Leisure Ltd.	853,099	30,256,619
ASX Ltd.	96,728	6,083,010
BHP Group Ltd.	1,459,434	40,086,247
BlueScope Steel Ltd.	719,850	11,248,451
Brambles Ltd.	2,046,778	15,528,273
Cochlear Ltd.	93,309	15,607,058
Coles Group Ltd.	1,892,794	24,528,674
Computershare Ltd.	773,216	11,002,378
Crown Resorts Ltd.(a)	538,078	4,056,033
CSL Ltd.	644,164	146,573,262
Domino’s Pizza Enterprises Ltd.	86,205	8,842,741
Endeavour Group Ltd.	1,904,887	9,788,201
Evolution Mining Ltd..	2,305,851	6,260,246
Glencore PLC	14,143,082	70,723,617
Goodman Group.	2,358,806	39,054,469
James Hardie Industries PLC	630,011	24,750,739
Macquarie Group Ltd.	489,682	72,291,285
Magellan Financial Group Ltd.	196,804	5,177,142
Medibank Pvt Ltd.	3,928,854	9,873,719
Newcrest Mining Ltd.	1,158,768	21,710,498
Northern Star Resources Ltd.	1,579,956	10,937,775
Oil Search Ltd.	2,801,040	9,074,258
Orica Ltd.	585,799	6,724,556
Qantas Airways Ltd.(a)	846,448	3,428,146
Ramsay Health Care Ltd.	261,612	13,982,137
REA Group Ltd.	74,257	9,012,476
Reece Ltd.	414,883	6,290,972
Santos Ltd.	1,738,598	9,129,496
Seek Ltd.	479,057	11,905,946
Sonic Healthcare Ltd.	644,204	19,548,030
South32 Ltd.	6,683,213	18,028,519
Sydney Airport(a)	1,888,763	11,713,044
Transurban Group	4,314,357	43,959,642
Treasury Wine Estates Ltd.	1,028,944	8,978,077
Washington H Soul Pattinson & Co. Ltd.	306,442	7,546,653
Wesfarmers Ltd.	1,604,944	69,439,056
WiseTech Global Ltd.	200,142	7,800,294
Woolworths Group Ltd.	1,791,560	51,605,551
		935,733,704
Austria — 0.1%
Verbund AG	96,619	10,071,781
voestalpine AG	167,463	6,360,424
		16,432,205
Belgium — 0.2%
Elia Group SA/NV	44,335	5,172,275
Sofina SA	21,913	9,696,618
Umicore SA	279,610	16,031,854
		30,900,747
Denmark — 4.6%
Ambu A/S, Class B(b)	236,815	6,741,396
AP Moller - Maersk A/S, Class A	4,502	12,360,956
AP Moller - Maersk A/S, Class B, NVS	5,628	16,309,649
Chr Hansen Holding A/S	150,643	11,985,892
Coloplast A/S, Class B	168,620	27,538,676
Demant A/S(a)	153,158	7,424,786

Security	Shares	Value

Denmark (continued)
DSV A/S	285,422	$66,336,982
Genmab A/S(a)	92,797	41,689,188
GN Store Nord A/S	176,290	10,712,650
Novo Nordisk A/S, Class B	2,383,598	261,373,101
Novozymes A/S, Class B	291,016	21,406,791
Orsted A/S(c)	133,811	18,899,796
Pandora A/S.	142,589	19,953,270
Rockwool International A/S, Class B	12,316	5,632,298
Vestas Wind Systems A/S(b)	1,429,712	61,805,896
		590,171,327
Finland — 0.6%
Elisa OYJ	100,934	6,091,391
Kesko OYJ, Class B	389,673	12,681,705
Kone OYJ, Class B	313,366	21,371,265
Neste OYJ	302,263	16,827,529
Sampo OYJ, Class A	356,325	18,942,707
Wartsila OYJ Abp	231,689	3,213,116
		79,127,713
France — 11.0%
Accor SA(a)	121,838	4,360,145
Aeroports de Paris(a)(b)	14,568	1,943,726
Air Liquide SA	335,300	55,980,912
Airbus SE(a)	417,219	53,521,697
Alstom SA	395,115	14,081,025
BioMerieux	58,413	7,439,978
Bureau Veritas SA	419,464	13,332,673
Capgemini SE	227,470	53,037,548
Dassault Aviation SA	35,005	3,658,157
Dassault Systemes SE	937,182	54,728,985
Edenred	352,035	19,049,038
EssilorLuxottica SA	141,711	29,319,624
Eurazeo SE	56,577	5,303,177
Eurofins Scientific SE	189,126	22,319,688
Faurecia SE	167,169	8,730,900
Getlink SE	405,540	6,241,715
Hermes International	44,827	71,181,456
Ipsen SA	54,027	5,591,463
Kering SA	106,395	79,853,119
La Francaise des Jeux SAEM(c)	135,745	7,048,615
Legrand SA	246,675	26,909,782
L’Oreal SA	357,090	163,352,509
LVMH Moet Hennessy Louis Vuitton SE	392,913	308,091,529
Orpea SA	73,553	7,682,903
Pernod Ricard SA	296,541	68,222,251
Remy Cointreau SA	32,523	6,569,956
Safran SA	483,800	65,114,508
Sartorius Stedim Biotech	39,107	21,554,638
Schneider Electric SE	496,685	85,637,470
SEB SA	39,570	6,200,194
Sodexo SA(a)	126,074	12,265,647
Teleperformance	83,326	34,806,241
Thales SA	152,060	14,031,867
Ubisoft Entertainment SA(a)	130,756	6,846,878
Vinci SA	264,396	28,266,627
Wendel SE	37,899	5,048,508
Worldline SA(a)(c)	337,142	19,660,823
		1,396,985,972
Germany — 6.4%
adidas AG	270,082	88,398,166

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Growth ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Aroundtown SA	493,953	$3,432,732
Bechtle AG	114,827	8,613,603
Beiersdorf AG	143,140	15,220,560
Carl Zeiss Meditec AG, Bearer	57,171	11,513,680
Daimler AG, Registered	607,162	60,268,367
Delivery Hero SE(a)(c)	222,864	27,796,715
Deutsche Boerse AG	270,752	44,946,743
Deutsche Lufthansa AG, Registered(a)(b)	421,274	2,784,837
Deutsche Telekom AG, Registered	1,655,515	30,787,861
Deutsche Wohnen SE	29,945	1,533,897
E.ON SE	1,124,662	14,260,489
GEA Group AG	217,298	10,702,180
HeidelbergCement AG	106,539	8,022,911
HelloFresh SE(a)	235,321	19,070,146
Infineon Technologies AG	1,848,618	86,573,247
KION Group AG	103,371	11,291,085
Knorr-Bremse AG	103,068	10,878,002
LEG Immobilien SE	102,395	15,230,543
Merck KGaA	183,387	43,338,887
MTU Aero Engines AG	75,754	16,873,254
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	69,617	20,612,641
Nemetschek SE	82,483	9,470,416
Puma SE	149,613	18,559,466
Rational AG	7,285	7,230,703
SAP SE	962,753	139,417,308
Scout24 SE(c)	127,137	8,854,587
Siemens Healthineers AG(c)	381,429	25,367,286
Symrise AG	182,619	25,260,242
TeamViewer AG(a)(c)	229,854	3,430,632
Zalando SE(a)(c)	305,991	28,910,201
		818,651,387
Hong Kong — 2.9%
AIA Group Ltd.	17,154,400	192,249,512
Budweiser Brewing Co. APAC Ltd.(c)	2,462,200	6,753,327
ESR Cayman Ltd.(a)(c)	2,840,200	9,190,504
Futu Holdings Ltd., ADR(a)(b)	71,460	3,824,539
Galaxy Entertainment Group Ltd.(a)	2,003,000	10,777,585
Hong Kong Exchanges & Clearing Ltd.	1,631,500	98,284,342
Sands China Ltd.(a)	1,216,800	2,773,299
SITC International Holdings Co. Ltd.	1,796,000	6,070,194
SJM Holdings Ltd.(a)	1,425,000	1,059,800
Techtronic Industries Co. Ltd.	1,959,500	40,258,419
Wynn Macau Ltd.(a)	2,233,200	1,997,088
		373,238,609
Ireland — 0.6%
Flutter Entertainment PLC, Class DI(a)	118,032	22,344,229
Kerry Group PLC, Class A	226,706	30,426,572
Kingspan Group PLC	218,967	25,208,569
		77,979,370
Israel — 0.6%
Bank Hapoalim BM	490,521	4,831,122
Bank Leumi Le-Israel BM	719,703	6,876,305
Check Point Software Technologies Ltd.(a)	155,323	18,576,631
CyberArk Software Ltd.(a)(b)	19,693	3,546,906
Israel Discount Bank Ltd., Class A(a)	1,094,184	6,611,309
Mizrahi Tefahot Bank Ltd.	101,887	3,707,158
Nice Ltd.(a)	88,978	25,154,012

Security	Shares	Value

Israel (continued)
Wix.com Ltd.(a)(b)	39,657	$7,374,616
		76,678,059
Italy — 1.6%
Amplifon SpA	178,453	9,081,160
Atlantia SpA(a)	707,892	13,682,403
CNH Industrial NV	1,451,467	25,002,332
DiaSorin SpA	36,354	8,218,329
Ferrari NV	179,690	42,638,076
FinecoBank Banca Fineco SpA(a)	860,164	16,427,232
Infrastrutture Wireless Italiane SpA(c)	244,662	2,703,051
Moncler SpA	277,034	19,936,582
Nexi SpA(a)(c)	627,340	10,907,656
Prysmian SpA	358,057	13,537,798
Recordati Industria Chimica e Farmaceutica SpA	148,364	9,296,033
Tenaris SA	681,587	7,590,347
UniCredit SpA	1,970,484	26,048,695
		205,069,694
Japan — 22.0%
Acom Co. Ltd.	583,900	1,947,381
Advantest Corp	283,200	23,218,980
Aeon Co. Ltd.	924,400	21,265,484
AGC Inc.	137,300	6,836,930
Aisin Corp.	73,500	2,689,568
Ajinomoto Co. Inc.	333,100	9,973,239
ANA Holdings Inc.(a	230,100	5,361,568
Asahi Intecc Co. Ltd.	294,100	7,752,288
Azbil Corp.	175,600	7,486,321
Bandai Namco Holdings Inc.	281,900	21,542,387
Capcom Co. Ltd.	247,000	6,648,106
Chugai Pharmaceutical Co. Ltd.	952,400	35,609,628
Cosmos Pharmaceutical Corp.	28,600	4,370,570
CyberAgent Inc.	574,600	9,627,734
Daifuku Co. Ltd.	144,100	13,265,758
Daiichi Sankyo Co. Ltd.	1,569,100	39,592,107
Daikin Industries Ltd.	352,400	77,180,797
Denso Corp.	614,300	44,533,771
Disco Corp.	39,400	10,622,146
East Japan Railway Co.	149,400	9,305,598
Eisai Co. Ltd.	336,800	23,864,347
Fanuc Corp.	271,400	53,634,364
Fast Retailing Co. Ltd.	82,700	54,897,710
GMO Payment Gateway Inc.	58,700	7,437,068
Hakuhodo DY Holdings Inc.	166,800	2,719,440
Hamamatsu Photonics KK	198,000	11,751,773
Harmonic Drive Systems Inc.	61,200	2,774,301
Hikari Tsushin Inc.	29,700	4,578,375
Hirose Electric Co. Ltd.	23,400	3,913,201
Hisamitsu Pharmaceutical Co. Inc.	35,500	1,211,138
Hitachi Ltd.	478,800	27,590,629
Hitachi Metals Ltd.(a)	155,700	2,947,503
Hoshizaki Corp.	37,400	3,145,001
Hoya Corp.	523,100	77,004,750
Hulic Co. Ltd.	191,000	1,836,559
Ibiden Co. Ltd.	149,700	8,994,862
Ito En Ltd.	76,200	5,075,355
Itochu Corp.	590,500	16,841,572
Itochu Techno-Solutions Corp.	138,900	4,387,748
Japan Airlines Co. Ltd.(a)	74,800	1,609,801
Japan Exchange Group Inc.	723,400	17,128,706

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Growth ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
JSR Corp.	288,600	$10,467,391
Kakaku.com Inc.	193,300	6,414,645
Kansai Paint Co. Ltd.	251,400	5,821,415
Kao Corp.	340,200	19,244,444
Keio Corp.	145,611	7,350,109
Keisei Electric Railway Co. Ltd.	119,900	3,858,478
Keyence Corp.	275,648	166,385,192
Kikkoman Corp.	206,200	16,865,111
Kintetsu Group Holdings Co. Ltd.(a)	158,600	4,992,412
Kobayashi Pharmaceutical Co. Ltd.	76,300	6,109,037
Kobe Bussan Co. Ltd.	193,600	6,668,876
Koei Tecmo Holdings Co. Ltd.	84,350	3,926,342
Koito Manufacturing Co. Ltd.	95,800	5,435,516
Komatsu Ltd.	1,242,600	32,545,309
Konami Holdings Corp.	132,300	7,280,542
Kose Corp.	47,900	5,562,426
Kubota Corp.	511,000	10,885,830
Kurita Water Industries Ltd.	140,200	6,924,693
Kyowa Kirin Co. Ltd.	382,600	12,582,966
Lasertec Corp.	107,200	23,253,354
Lion Corp.	318,100	5,297,760
Lixil Corp.	377,600	9,700,495
M3 Inc.	626,000	36,890,360
Makita Corp.	318,900	14,800,763
Mazda Motor Corp.(a)	284,900	2,562,468
McDonald’s Holdings Co. Japan Ltd.(b)	114,700	5,126,122
Mercari Inc.(a)	146,400	7,921,620
Minebea Mitsumi Inc.	515,100	13,040,800
Misumi Group Inc.	404,400	16,913,515
Mitsubishi Chemical Holdings Corp.	909,900	7,531,627
Mitsubishi Corp.	627,100	19,940,500
Miura Co. Ltd.	123,600	4,754,327
MonotaRO Co. Ltd.	353,900	8,066,005
Murata Manufacturing Co. Ltd.	812,800	60,292,325
Nabtesco Corp.	160,100	5,195,818
NEC Corp.	345,100	17,669,813
Nexon Co. Ltd.	692,900	11,793,951
Nidec Corp.	632,900	70,098,630
Nihon M&A Center Holdings Inc.	429,500	13,187,534
Nintendo Co. Ltd.	159,200	70,311,784
Nippon Paint Holdings Co. Ltd.	1,010,300	10,810,039
Nippon Shinyaku Co. Ltd.	68,500	5,487,971
Nissan Chemical Corp.	172,700	9,612,245
Nissin Foods Holdings Co. Ltd.	45,700	3,493,300
Nitori Holdings Co. Ltd.	113,100	20,777,653
Nomura Research Institute Ltd.	475,270	19,026,986
NTT Data Corp.	894,000	17,934,368
Obic Co. Ltd.	97,400	18,011,559
Odakyu Electric Railway Co. Ltd.	272,300	5,903,304
Olympus Corp.	1,653,100	35,811,176
Omron Corp.	170,800	16,334,396
Ono Pharmaceutical Co. Ltd.	529,500	11,109,824
Oracle Corp. Japan	54,400	5,147,569
Oriental Land Co. Ltd.	283,800	44,823,282
Otsuka Corp.	163,400	8,048,514
Pan Pacific International Holdings Corp.	583,900	12,260,080
PeptiDream Inc.(a)	136,400	3,297,088
Persol Holdings Co. Ltd.	253,900	6,824,487
Pigeon Corp.	109,100	2,526,339
Pola Orbis Holdings Inc.	47,900	1,022,748

Security	Shares	Value

Japan (continued)
Rakuten Group Inc.	800,200	$8,760,610
Recruit Holdings Co. Ltd.	1,920,400	127,743,085
Renesas Electronics Corp.(a)	1,779,800	21,894,073
Ricoh Co. Ltd.	951,800	9,268,473
Rinnai Corp.	26,400	2,710,553
Rohm Co. Ltd.	80,900	7,397,296
Ryohin Keikaku Co. Ltd.	179,900	3,545,153
SCSK Corp.	224,400	4,541,199
Secom Co. Ltd.	193,800	13,211,823
SG Holdings Co. Ltd.	457,000	11,475,764
Sharp Corp.	311,100	3,669,483
Shimadzu Corp.	335,500	13,630,434
Shimano Inc.	105,500	29,435,916
Shin-Etsu Chemical Co. Ltd.	500,900	89,327,017
Shiseido Co. Ltd.	567,600	37,874,204
SMC Corp.	81,200	48,457,322
SoftBank Group Corp.	622,700	33,711,335
Sohgo Security Services Co. Ltd.	102,200	4,372,493
Sony Group Corp.	1,784,700	206,661,632
Square Enix Holdings Co. Ltd.	122,000	6,683,166
SUMCO Corp.	470,900	8,998,244
Sumitomo Chemical Co. Ltd.	1,393,000	6,862,356
Sumitomo Metal Mining Co. Ltd.	228,200	8,852,399
Suzuki Motor Corp.	259,000	11,550,587
Sysmex Corp.	237,500	29,447,816
TDK Corp.	549,100	19,961,425
Terumo Corp.	915,800	40,401,233
THK Co. Ltd.	174,200	3,745,932
TIS Inc.	317,100	8,638,714
Tobu Railway Co. Ltd.	270,000	6,722,358
Toho Co. Ltd.	159,100	7,475,178
Toho Gas Co. Ltd.	35,600	1,054,559
Tokyo Electron Ltd.	210,900	98,286,339
Tokyu Corp.	357,500	5,040,108
Toshiba Corp.	579,800	25,008,013
TOTO Ltd.	130,200	6,290,521
Toyo Suisan Kaisha Ltd.	62,400	2,688,760
Trend Micro Inc.	122,600	6,929,397
Tsuruha Holdings Inc.	55,300	6,820,986
Unicharm Corp.	570,100	23,056,439
USS Co. Ltd.	110,400	1,779,459
Welcia Holdings Co. Ltd.	135,800	5,069,605
West Japan Railway Co.	82,500	3,894,466
Yakult Honsha Co. Ltd.	180,700	9,130,440
Yamaha Corp.	122,900	7,764,586
Yamato Holdings Co. Ltd.	412,900	10,150,401
Yaskawa Electric Corp.	340,600	14,752,087
Z Holdings Corp.	2,449,500	15,206,540
ZOZO Inc.	177,500	5,697,492
		2,799,755,268
Netherlands — 8.2%
Adyen NV(a)(c)	28,120	84,846,733
Akzo Nobel NV	270,490	31,083,894
Argenx SE(a)	32,582	9,809,103
ASM International NV	67,150	30,391,055
ASML Holding NV	593,720	482,634,752
Davide Campari-Milano NV	741,652	10,534,539
Heineken Holding NV	163,287	15,132,628
Heineken NV	184,030	20,370,104
InPost SA(a)	283,532	4,048,208

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Growth ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Netherlands (continued)
JDE Peet’s NV	110,417	$3,215,216
Just Eat Takeaway.com NV(a)(c)	89,718	6,444,917
Koninklijke DSM NV	244,543	53,427,309
Koninklijke Philips NV	1,289,799	60,846,485
Prosus NV	1,323,669	116,592,710
QIAGEN NV(a)	327,823	18,034,866
Stellantis NV	2,877,290	57,443,508
Wolters Kluwer NV	378,706	39,657,496
		1,044,513,523
New Zealand — 0.4%
a2 Milk Co. Ltd. (The)(a)(b)	1,015,149	4,781,806
Auckland International Airport Ltd.(a)	898,061	5,147,577
Fisher & Paykel Healthcare Corp. Ltd.	822,222	18,420,653
Xero Ltd.(a)	187,313	21,357,951
		49,707,987
Norway — 0.2%
Adevinta ASA(a)	388,790	6,422,128
Mowi ASA	411,608	11,935,467
Schibsted ASA, Class A	105,618	5,456,770
Schibsted ASA, Class B	137,701	6,216,830
		30,031,195
Portugal — 0.1%
EDP Renovaveis SA	265,891	7,407,616
Jeronimo Martins SGPS SA	360,654	8,171,553
		15,579,169
Singapore — 1.3%
Ascendas REIT.	2,301,736	5,271,967
DBS Group Holdings Ltd.	2,575,600	60,186,250
Genting Singapore Ltd.	8,619,800	4,983,989
Mapletree Commercial Trust	3,073,400	4,971,293
Mapletree Logistics Trust	4,358,571	6,535,824
Sea Ltd., ADR(a)(b)	97,261	33,415,962
Singapore Airlines Ltd.(a)	1,906,500	7,343,931
Singapore Exchange Ltd.	944,600	6,779,119
Singapore Technologies Engineering Ltd.	2,222,700	6,312,081
Singapore Telecommunications Ltd.(b)	4,175,500	7,746,536
UOL Group Ltd.	343,500	1,842,337
Venture Corp. Ltd.	400,000	5,587,322
Wilmar International Ltd.	2,732,100	8,734,914
		159,711,525
Spain — 1.3%
Aena SME SA(a)(c)	69,542	11,421,334
Amadeus IT Group SA(a)	321,886	21,533,487
Cellnex Telecom SA(c)	721,131	44,349,326
Ferrovial SA	238,657	7,533,936
Grifols SA	425,424	9,734,985
Industria de Diseno Textil SA	1,543,918	55,927,243
Siemens Gamesa Renewable Energy SA(a)	338,337	9,180,974
		159,681,285
Sweden — 5.4%
Alfa Laval AB	445,292	19,100,715
Assa Abloy AB, Class B	1,418,346	41,618,034
Atlas Copco AB, Class A	950,437	61,206,892
Atlas Copco AB, Class B	553,489	29,995,679
Electrolux AB, Class B	321,847	7,304,143
Embracer Group AB(a)(b)	731,966	6,826,788
Epiroc AB, Class A	933,683	23,231,404
Epiroc AB, Class B	551,914	11,724,776

Security	Shares	Value

Sweden (continued)
EQT AB	418,716	$22,116,522
Essity AB, Class B	860,058	27,858,724
Evolution AB(c)	240,923	39,111,874
Fastighets AB Balder, Class B(a)	148,900	10,796,435
H & M Hennes & Mauritz AB, Class B	1,034,553	19,462,868
Hexagon AB, Class B	2,788,142	44,871,509
Husqvarna AB, Class B	587,839	8,377,243
Investment AB Latour, Class B	210,900	7,660,604
Investor AB, Class B	2,578,693	59,500,564
Kinnevik AB, Class B(a)	345,638	13,566,572
L E Lundbergforetagen AB, Class B	37,473	2,160,439
Lundin Energy AB	285,632	11,280,584
Nibe Industrier AB, Class B	2,013,830	29,953,039
Sandvik AB	1,601,247	40,605,553
Sinch AB(a)(c)	717,540	13,658,210
Svenska Cellulosa AB SCA, Class B	857,737	13,402,192
Swedish Match AB	2,236,756	19,721,919
Telefonaktiebolaget LM Ericsson, Class B	4,130,793	45,089,279
Volvo AB, Class A	280,839	6,639,350
Volvo AB, Class B	2,023,037	47,175,504
		684,017,415
Switzerland — 13.0%
Alcon Inc.	354,639	29,406,140
Barry Callebaut AG, Registered	5,097	11,803,905
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS.	751	8,850,251
Chocoladefabriken Lindt & Spruengli AG, Registered	86	10,322,630
Cie. Financiere Richemont SA, Class A, Registered	740,525	91,640,245
Clariant AG, Registered	308,569	6,496,158
Credit Suisse Group AG, Registered	1,218,082	12,670,131
EMS-Chemie Holding AG, Registered	6,518	6,465,364
Geberit AG, Registered	52,433	40,947,686
Givaudan SA, Registered	13,066	61,566,152
Kuehne + Nagel International AG, Registered	76,646	24,139,691
Logitech International SA, Registered	246,807	20,646,133
Lonza Group AG, Registered	105,417	86,631,736
Nestle SA, Registered	4,077,535	537,856,121
Partners Group Holding AG	32,332	56,482,523
Roche Holding AG, Bearer	45,438	19,543,927
Roche Holding AG, NVS	994,362	385,209,834
Schindler Holding AG, Participation Certificates, NVS	57,762	15,040,503
Schindler Holding AG, Registered	28,624	7,348,546
SGS SA, Registered	4,312	12,765,758
Siemens Energy AG(a)	285,464	8,192,983
Sika AG, Registered	200,710	67,996,457
Sonova Holding AG, Registered	78,204	32,405,512
STMicroelectronics NV	969,083	46,010,888
Straumann Holding AG, Registered	14,673	30,544,741
Temenos AG, Registered	95,924	14,685,628
Vifor Pharma AG	68,636	8,862,676
		1,654,532,319
United Kingdom — 11.2%
3i Group PLC	485,142	9,060,036
Antofagasta PLC	561,354	10,949,342
Ashtead Group PLC	637,214	53,404,987
Associated British Foods PLC	508,331	12,431,672
AstraZeneca PLC	2,194,450	274,528,557
Auto Trader Group PLC(c)	1,373,460	11,386,583
AVEVA Group PLC	160,154	7,798,844

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Growth ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Bunzl PLC	480,635	$17,764,310
Burberry Group PLC	573,196	15,149,036
Coca-Cola Europacific Partners PLC	290,323	15,285,506
Compass Group PLC(a)	2,529,893	53,685,946
Croda International PLC	197,865	25,609,773
Diageo PLC	3,309,776	164,666,946
Entain PLC(a)	829,974	23,256,813
Experian PLC	1,300,938	59,649,565
Ferguson PLC	316,049	47,553,814
Halma PLC	538,407	21,834,177
Hargreaves Lansdown PLC	177,344	3,731,842
Hikma Pharmaceuticals PLC	245,264	8,084,367
Informa PLC(a)	742,097	5,279,233
InterContinental Hotels Group PLC(a)	256,982	18,000,848
Intertek Group PLC	228,889	15,328,219
JD Sports Fashion PLC	731,801	10,907,409
London Stock Exchange Group PLC	462,467	45,018,272
Melrose Industries PLC	6,200,374	13,377,585
Natwest Group PLC	2,449,445	7,385,504
Next PLC	188,551	20,550,065
NMC Health PLC(a)(d)	50,450	1
Ocado Group PLC(a)	345,290	8,521,962
Reckitt Benckiser Group PLC	657,048	53,340,995
RELX PLC	2,740,526	84,976,533
Rentokil Initial PLC	2,629,805	21,167,152
Rolls-Royce Holdings PLC(a)	11,941,812	21,553,050
Sage Group PLC (The)	541,090	5,262,381
Smith & Nephew PLC	435,620	7,523,187
Spirax-Sarco Engineering PLC	104,572	22,322,926
St. James’s Place PLC	763,262	16,488,622
Taylor Wimpey PLC	5,185,066	10,970,612
Unilever PLC	3,707,970	198,531,681
Whitbread PLC(a)	99,151	4,435,795
		1,426,774,148
Total Common Stocks — 99.1%
(Cost: $9,462,611,047)		12,625,272,621

Security	Shares	Value

Preferred Stocks

Germany — 0.3%
Fuchs Petrolub SE, Preference Shares, NVS.	63,909	$3,061,537
Porsche Automobil Holding SE, Preference Shares, NVS	108,747	11,318,000
Sartorius AG, Preference Shares, NVS	37,144	24,059,560
		38,439,097
Total Preferred Stocks — 0.3%
(Cost: $20,335,726)		38,439,097

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.05%(e)(f)(g)	59,586,444	59,616,237
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(e)(f)	3,450,000	3,450,000
		63,066,237
Total Short-Term Investments — 0.5%
(Cost: $63,060,521)		63,066,237
Total Investments in Securities — 99.9%
(Cost: $9,546,007,294)		12,726,777,955
Other Assets, Less Liabilities — 0.1%		8,934,068
Net Assets — 100.0%		$12,735,712,023

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/21	Shares Held at 10/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$9,848,791	$49,767,446	(a)	$—	$—	$—	$59,616,237	59,586,444	$76,171	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,140,000	310,000	(a)	—	—	—	3,450,000	3,450,000	40		—
					$—	$—	$63,066,237		$76,211		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Growth ETF
October 31, 2021

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	150	12/09/21	$26,280	$(326,827)
Euro STOXX 50 Index	727	12/17/21	35,646	610,957
FTSE 100 Index	99	12/17/21	9,786	118,818
				$402,948

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$200,479,498	$12,424,793,122	$1	$12,625,272,621
Preferred Stocks	3,061,537	35,377,560	—	38,439,097
Money Market Funds.	63,066,237	—	—	63,066,237
	$266,607,272	$12,460,170,682	$1	$12,726,777,955
Derivative financial instruments(a)
Assets
Futures Contracts	$—	$729,775	$—	$729,775
Liabilities
Futures Contracts	—	(326,827)	—	(326,827)
	$—	$402,948	$—	$402,948

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
NVS	Non-Voting Shares